ONGOING LITIGATION (Details) - Kirkland Lake Gold Ltd - item	Dec. 31, 2024	Sep. 24, 2020
ONGOING LITIGATION
Litigation matters outstanding	1
Number of lead plaintiff		1
Number of lead counsel		1